Long Term Prepayments and Other Non-Current Assets	6 Months Ended
Jun. 30, 2024
Long Term Prepayments and Other Non-Current Assets [Abstract]
LONG TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

NOTE 8 – LONG TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

	As of June 30, 2024	As of December 31, 2023

Prepaid for equipment	$1,014,448	$822,750
Finance lease deposit	446,527	654,235
Others	9,771	47,509
Total	$1,470,746	$1,524,494

(1)	Prepaid for equipment represented advance payment on the production line equipment by Sunrise Guizhou, which had not been shipped as of June 30, 2024 and December 31, 2023, respectively.